Document and Entity Information	Apr. 02, 2024	Apr. 01, 2024
Cover [Abstract]
Entity Registrant Name		BRUKER CORPORATION
Amendment Flag		false
Entity Central Index Key		0001109354
Document Type		8-K
Document Period End Date	Apr. 02, 2024
Entity Incorporation State Country Code		DE
Entity File Number		000-30833
Entity Tax Identification Number		04-3110160
Entity Address, Address Line One		40 Manning Road
Entity Address, City or Town		Billerica
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		01821
City Area Code		978
Local Phone Number		663-3660
Written Communications		false
Soliciting Material		false
Pre Commencement Tender Offer		false
Pre Commencement Issuer Tender Offer		false
Security 12b Title		Common Stock, $0.01 par value per share
Trading Symbol		BRKR
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false